CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Brookfield Business Partners	Capital	Retained earnings (deficit)	Ownership changes	Accumulated other comprehensive income (loss)		Non-controlling interests
Beginning balance at Dec. 31, 2021		$ 1,136	$ (516)	$ 159	$ (712)	$ 445	$ (408)	[1]	$ 1,652
Net income (loss)		1,076	911		911				165
Other comprehensive income (loss)		217	73				73	[1]	144
Total comprehensive income (loss)		1,293	984		911		73	[1]	309
Contributions		439	7	7					432
Distributions and capital paid		(1,259)	(81)		(81)				(1,178)
Ownership changes and other		593	(35)			(35)			628
Acquisition of interest		1,869							1,869
Special distribution	[2]	0		571		(571)
Ending balance at Dec. 31, 2022		4,071	359	737	118	(161)	(335)	[1]	3,712
Net income (loss)		2,829	519		519				2,310
Other comprehensive income (loss)		(31)	(6)				(6)	[3]	(25)
Total comprehensive income (loss)		2,798	513		519		(6)	[3]	2,285
Contributions		733							733
Distributions and capital paid		(2,947)							(2,947)
Ownership changes and other		105	8			32	(24)	[3]	97
Ending balance at Dec. 31, 2023		4,760	880	737	637	(129)	(365)	[3]	3,880
Net income (loss)		(1,927)	(888)		(888)				(1,039)
Other comprehensive income (loss)		(191)	(57)				(57)	[3]	(134)
Total comprehensive income (loss)		(2,118)	(945)		(888)		(57)	[3]	(1,173)
Contributions		29							29
Distributions and capital paid		(34)							(34)
Ownership changes and other		(2)	6		4	2			(8)
Ending balance at Dec. 31, 2024		$ 2,635	$ (59)	$ 737	$ (247)	$ (127)	$ (422)	[3]	$ 2,694

[1]	See Note 20 for additional information.
[2]	See Note 1(b) for additional information.
[3]	See Note 20 for additional information.